Financial gain (loss) (Tables)	6 Months Ended
Jun. 30, 2026
Financial Income (Loss) [Abstract]
Disclosure of net financial income (loss)	The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Interest on bond loans	(1,981)	—	(4,136)	—
Interest on convertible loan notes	(1,372)	—	(2,728)	—
Interest on PGE	(22)	—	(44)	—
Interest on royalty certificates	(129)	(719)	(1,112)	(3,246)
Interest on lease liabilities	(17)	(11)	(36)	(24)
(Increase) / decrease in derivatives fair value	(536)	—	(482)	—
Loss on derecognition of financial liabilities	—	(43,205)	—	(43,205)
Foreign exchange losses	(1,352)	(188)	(2,306)	(2,411)
Other financial expense	(7)	(6)	(14)	(12)
Financial expenses	(5,415)	(44,130)	(10,857)	(48,899)
Interest income	190	1,210	1,049	1,855
(Increase) / decrease in derivatives fair value	156	—	72	—
Increase / (decrease) in other assets / (liabilities) at fair value through profit and loss	2,765	2,145	1,801	5,420
Effect of unwinding the discount related to advances made to CROs	129	69	362	193
Day-one gain on recognition of financial liabilities	147	—	295	—
Foreign exchange gains	110	1,308	189	10,024
Financial income	3,497	4,733	3,769	17,491
Financial gain (loss)	(1,918)	(39,397)	(7,088)	(31,408)